Ordinary Shares - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended						1 Months Ended
	Mar. 02, 2010 Installment Person	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010	Mar. 02, 2010 Directors	Aug. 13, 2010 The 2010 Program Maximum USD ($)	Aug. 19, 2011 The 2011 Program Maximum USD ($)
Stockholders Equity Note [Line Items]
Share capital - ordinary shares, shares authorized		360,000,000	360,000,000	360,000,000
Share capital - ordinary shares, par value		$ 0.0001	$ 0.0001
Issuance of ordinary shares to employees upon exercise of vested share options			368,160	368,160	119,644	119,644
Ordinary shares granted and issued in exchange for forfeiture of options	50,000							150,000
Number of directors	3
Share options forfeitures	150,000		241,590	241,590	610,356	610,356
Ordinary shares vested					20,000	20,000	30,000
Ordinary shares, vesting period description					The non-vested shares vest in five equal installments on each of the first, second, third, fourth and fifth quarters after the date of grant, which was on March 2, 2010.	The non-vested shares vest in five equal installments on each of the first, second, third, fourth and fifth quarters after the date of grant, which was on March 2, 2010.	The non-vested shares vest in five equal installments on each of the first, second, third, fourth and fifth quarters after the date of grant, which was on March 2, 2010.
Non-vested ordinary shares, number of installments for vesting period	5
Ordinary shares authorized to be repurchased									$ 20,000	$ 20,000
Repurchase of ordinary shares (in shares)			5,370,312	5,370,312	5,476,490	5,476,490
Repurchase of ordinary shares			6,565	40,899	7,233	45,522
Retirement of ordinary shares (in shares)			5,370,312	5,370,312
Retirement of ordinary shares			$ 6,565	40,899